INVESTMENTS IN AFFILIATES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	May 23, 2012
Investments in affiliates
Carrying Value	$ 38,822,784	$ 34,070,488
Gaochuangte
Investments in affiliates
Carrying Value	7,112,103	7,123,976
Ownership Percentage	40.00%	40.00%
CSI Skypower
Investments in affiliates
Carrying Value	3,532,851	3,813,133
Ownership Percentage	50.00%	50.00%	50.00%
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.
Investments in affiliates
Carrying Value	3,310,861	2,584,143
Ownership Percentage	10.00%	10.00%
Foto Light LP
Investments in affiliates
Carrying Value	2,389,722
Ownership Percentage	5.00%
Discovery Light
Investments in affiliates
Carrying Value	2,125,176
Ownership Percentage	5.00%
Others
Investments in affiliates
Carrying Value	$ 20,352,071	$ 20,549,236
Others | Minimum
Investments in affiliates
Ownership Percentage	21.00%	21.00%
Others | Maximum
Investments in affiliates
Ownership Percentage	50.00%	50.00%